Dreyfus BASIC Municipal
Money Market Fund

Prospectus January 1, 2011

Ticker Symbol: DBMXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	4
Investment Risks	4
Management	5
Shareholder Guide

Buying and Selling Shares	6
General Policies	7
Distributions and Taxes	8
Services for Fund Investors	8
Financial Highlights	10
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (charged if your account balance is less than $50,000)
Exchange fee	$5.00
Account closeout fee	$5.00
Wire and Dreyfus TeleTransfer redemption fee	$5.00
Checkwriting charge	$2.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Other expenses (including shareholder services fees)	0.12%
Total annual fund operating expenses	0.62%
Fee waiver and/or expense reimbursement*	(0.17)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.45%

*The Dreyfus Corporation has contractually agreed, until January 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses do not exceed 0.45%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$181	$329	$758
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income taxes. The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

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Principal Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The table shows the average annual total returns of the fund’s shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q3, 2000: 0.98% Worst Quarter Q4, 2009: 0.01%
The fund’s year-to-date total return as of 9/30/10 was 0.00%.

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Average Annual Total Returns as of 12/31/09
1 Year	5 Years	10 Years
0.42%	2.20%	1.99%
For the fund’s current yield, call toll free 1-800-645-6561.
Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $25,000 and the minimum subsequent investment is $1,000. You may sell your shares on any business day by calling 1-800-645-6561 (outside the U.S. 516-794-5452) or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal personal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Goal and Approach

The fund seeks as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation (at the time of investment), it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund’s portfolio is 60 days and the maximum weighted average life to maturity of the fund’s portfolio is 120 days.

Although the fund seeks to provide income exempt from federal income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments, including when the portfolio manager believes acceptable municipal obligations are not available for investment.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during

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such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

• Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $301 billion in 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.33% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual shareholder report for the six-months ended February 28, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality, liquidity and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55299

Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds

P.O. Box 105

Newark, NJ 07101-0105

Electronic Check or Wire. To purchase shares in a regular account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $25,000 and $1,000, respectively. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares

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being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• If you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

• The fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55263

Boston, MA 02205-5263

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $5,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $1,000/maximum $20,000 per day). Holders of joint accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the Statement of Additional Information.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. The fund is designed to benefit investors who do not engage in frequent redemptions or exchanges of fund shares. Because charges may apply to redemptions and exchanges of fund shares, and because the number of exchanges permitted is limited, the fund may not be an appropriate investment for an investor who intends to engage frequently in such transactions. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of

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the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

• refuse any purchase or exchange request

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small Account Policy

If your account falls below $10,000, the fund may ask you to increase your balance. If it is still below $10,000 after 45 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates  that virtually all dividends paid to you will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep (not available for IRAs). You can set up this service with your application or by calling 1-800-645-6561.

Checkwriting Privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. An additional fee will be charged by the transfer agent if you request a stop payment or if the

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transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange Privilege

You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. You may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. For accounts with a balance below $50,000, there is a $5.00 fee for Dreyfus TeleTransfer redemptions. The charge is retained by the fund.

Dreyfus Express® Voice-Activated Account Access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more — when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Account Statements

Every Dreyfus fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

Dreyfus offers a full array of investment services and products through Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Dreyfus Financial Center is near you, call 1-800-645-6561.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended August 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.011	.025	.033	.028
Distributions:
Dividends from investment income--net	(.000)[a]	(.011)	(.025)	(.033)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	1.12	2.50	3.32	2.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.65	.60	.60	.61
Ratio of net expenses to average net assets	.40	.44	.43	.45	.44
Ratio of net investment income to average net assets	.02	1.15	2.46	3.27	2.76
Net Assets, end of period ($ x 1,000)	186,194	298,064	360,651	339,372	363,231
[a]Amount represents less than $.001 per share.

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NOTES

11

NOTES

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NOTES

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For More Information

Dreyfus BASIC Municipal Money Market Fund

A series of Dreyfus Municipal Funds, Inc.
SEC file number: 811-6377

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 0122P0111

Dreyfus BASIC New Jersey Municipal Money Market Fund

Prospectus January 1, 2011

Ticker Symbol: DBJXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	4
Investment Risks	4
Management	5
Shareholder Guide

Buying and Selling Shares	7
General Policies	8
Distributions and Taxes	9
Services for Fund Investors	9
Financial Highlights	11
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (charged if your account balance is less than $50,000)
Exchange fee	$5.00
Account closeout fee	$5.00
Wire and Dreyfus TeleTransfer redemption fee	$5.00
Checkwriting charge	$2.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.50%
Other expenses (including shareholder services fees)	0.19%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement*	(0.24)%
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	0.45%

*The Dreyfus Corporation has contractually agreed, until January 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses do not exceed 0.45%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$197	$360	$836
Principal Investment Strategy

As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that may pay income exempt from only federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

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Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

• State-specific risk. The fund is subject to the risk that New Jersey’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Tax risk. To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the fund from its investment in such obligations and distributed to fund shareholders will be taxable.

• Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• Non-diversification risk. The fund is non-diversified, which means that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s shares from year to year. The table shows the fund’s average annual total return over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%)
Best Quarter Q4, 2000: 0.94% Worst Quarter Q4, 2009: 0.04%
The fund’s year-to-date total return as of 9/30/10 was 0.12%.

Average Annual Total Returns as of 12/31/09
1 Year	5 Years	10 Years
0.63%	2.28%	2.04%
For the fund’s current yield, call toll free 1-800-645-6561.
Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $25,000 and the minimum subsequent investment is $1,000. You may sell your shares on any business day by calling 1-800-645-6561 (outside the U.S. 516-794-5452) or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal and New Jersey state personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal and New Jersey state personal income taxes, interest from some of its holdings may be subject to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Goal and Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality, liquidity and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

While the fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by The Dreyfus Corporation (at the time of investment), it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. The maximum weighted average maturity of the fund’s portfolio is 60 days and the maximum weighted average life to maturity of the fund’s portfolio is 120 days.

Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that may pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New Jersey municipal obligations are not available for investment.

Investment Risks

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall

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dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

• Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

• State-specific risk. The fund is subject to the risk that New Jersey economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $301 billion in 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.26% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual shareholder report for the six-months ended February 28, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to

5

comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

You pay no sales charges to invest in this fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, Eastern time, on days the New York Stock Exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

The fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, the fund is subject to certain maturity, quality, liquidity and diversification requirements to help it maintain the $1.00 per share price. Because the fund seeks tax exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans.

When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55299

Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds

P.O. Box 105

Newark, NJ 07101-0105

Electronic Check or Wire. To purchase shares in a regular account by wire or electronic check, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

Dreyfus TeleTransfer. To purchase additional shares in a regular account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call us at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent  investment for regular accounts is $25,000 and $1,000, respectively. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares

7

being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• If you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares

• The fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests, for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55263

Boston, MA 02205-5263

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $5,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $1,000/maximum $20,000 per day). Holders of joint accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-645-6561 (outside the U.S. 516-794-5452) for instructions to establish the Dreyfus Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the Statement of Additional Information.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. The fund is designed to benefit investors who do not engage in frequent redemptions or exchanges of fund shares. Because charges may apply to redemptions and exchanges of fund shares, and because the number of exchanges permitted is limited, the fund may not be an appropriate investment for an investor who intends to engage frequently in such transactions. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of

8

the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

The fund also reserves the right to:

• refuse any purchase or exchange request

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

The fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

Small Account Policy

If your account falls below $10,000, the fund may ask you to increase your balance. If it is still below $10,000 after 45 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends monthly and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates  that virtually all dividends paid to you will be exempt from federal and New Jersey state income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

For New Jersey state personal income tax purposes,  distributions derived from interest on municipal securities of New Jersey issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New Jersey state personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Dreyfus Dividend Sweep

For automatically reinvesting the dividends and distributions from one Dreyfus fund into another, use Dreyfus Dividend Sweep (not available for IRAs). You can set up this service with your application or by calling 1-800-645-6561.

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Checkwriting Privilege

You may write redemption checks against your account in amounts of $1,000 or more. There is a $2.00 charge for each check written, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. An additional fee will be charged by the transfer agent if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Exchange Privilege

You can exchange shares worth $1,000 or more from one Dreyfus fund into another. You are allowed only four exchanges out of the fund in a calendar year. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is a $5.00 exchange fee, unless you meet the $50,000 minimum balance requirement at the time of the transaction. The charge is retained by the fund. You may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. For accounts with a balance below $50,000, there is a $5.00 fee for Dreyfus TeleTransfer redemptions. The charge is retained by the fund.

Dreyfus Express® Voice-Activated Account Access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more — when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Account Statements

Every Dreyfus fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Dreyfus Financial Centers

Dreyfus offers a full array of investment services and products through Dreyfus Financial Centers. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find out whether a Dreyfus Financial Center is near you, call 1-800-645-6561.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended August 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.002	.013	.026	.033	.027
Net realized and unrealized gain (loss) on investments	-	-	.001	-	-
Total from Investment Operations	.002	.013	.027	.033	.027
Distributions:
Dividends from investment income--net	(.002)	(.013)	(.026)	(.033)	(.027)
Dividends from net realized gain on investments	-	-	(.001)	-	-
Total Distributions	(.002)	(.013)	(.027)	(.033)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.17	1.36	2.70	3.30	2.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.73	.68	.65	.64
Ratio of net expenses to average net assets	.45	.44	.44	.45	.45
Ratio of net investment income to average net assets	.17	1.33	2.58	3.25	2.75
Net Assets, end of period ($ x 1,000)	79,796	110,242	110,655	103,147	115,191

11

NOTES

12

NOTES

13

For More Information

Dreyfus BASIC New Jersey Municipal Money Market Fund

A series of Dreyfus Municipal Funds, Inc.
SEC file number: 811-6377

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 0127P0111

Dreyfus AMT-Free Municipal Bond Fund

Prospectus January 1, 2011

Class	Ticker
A	DMUAX
B	DMUBX
C	DMUCX
I	DMBIX
Z	DRMBX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	5
Investment Risks	5
Management	6
Shareholder Guide

Choosing a Share Class	8
Buying and Selling Shares	11
General Policies	13
Distributions and Taxes	14
Services for Fund Investors	14
Financial Highlights	16
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the prospectus and in the How to Buy Shares section on page B-37 of the fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class I	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	4.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class I	Class Z
Management fees	.60%	.60%	.60%	.60%	.60%
Distribution (12b-1) fees	none	.50%	.75%	none	none
Other expenses (including shareholder services fees)	.37%	.50%	.37%	.11%	.14%
Total annual fund operating expenses	.97%	1.60%	1.72%	.71%	.74%
Fee waiver and/or expense reimbursement	(.27)%	(.40)%	(.27)%	(.25)%	(.26)%
Total annual fund operating expenses** (after fee waiver and/or expense reimbursement)	.70%	1.20%	1.45%	.46%	.48%

*Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

**The Dreyfus Corporation has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund so that total annual fund operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expenses, commitment fees on borrowings and extraordinary expenses) exceed 0.45%. The Dreyfus Corporation may terminate this agreement upon at least 90 days' prior notice to investors, but has committed not to do so until at least January 1, 2012.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$518	$719	$937	$1,563
Class B	$522	$766	$1,033	$1,542*
Class C	$248	$516	$908	$2,008
Class I	$47	$202	$370	$859
Class Z	$49	$210	$386	$894

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$518	$719	$937	$1,563
Class B	$122	$466	$833	$1,542*
Class C	$148	$516	$908	$2,008
Class I	$47	$202	$370	$859
Class Z	$49	$210	$386	$894

*Assume conversion of Class B to Class A at end of the sixth year following the date of purchase.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20.53% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax. The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by The Dreyfus Corporation.

The dollar-weighted average maturity of the fund’s portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent values.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, a state’s economy and local and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

• Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

• Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund’s assets may be invested in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class Z shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z
Best Quarter Q3, 2009: 8.67% Worst Quarter Q3, 2008: -3.83%
The year-to-date total return of the fund’s Class Z shares as of 9/30/10 was 7.17%.

After-tax performance is shown only for Class Z shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance figures for the fund’s Class A, Class B, Class C and Class I shares for periods prior to the inception date of such classes reflect the performance of the fund’s Class Z shares adjusted to reflect any applicable sales charge. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A, Class B and Class C shares for such periods may have been lower.

Average Annual Total Returns (as of 12/31/09)
Class (Inception Date)	1 Year	5 Years	10 Years
Class Z (5/06/94) returns before taxes	15.20%	3.73%	5.46%
Class Z returns after taxes on distributions	15.20%	3.73%	5.45%
Class Z returns after taxes on distributions and sale of fund shares	11.71%	3.84%	5.39%
Class A (3/31/03) returns before taxes	9.75%	2.53%	4.78%
Class B (3/31/03) returns before taxes	10.26%	2.60%	5.14%
Class C (3/31/03) returns before taxes	13.06%	2.68%	4.74%
Class I (12/15/08) returns before taxes	15.23%	3.72%	5.45%
Barclays Capital Municipal Bond Index reflects no deduction for fees, expenses or taxes	12.91%	4.32%	5.75%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. James Welch and Steven Harvey have served as the fund’s primary portfolio managers since October 2009 and December 2009, respectively. Mr. Welch is a portfolio manager for Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation, and manages other national and state-specific municipal bond funds managed by The Dreyfus Corporation. Mr. Harvey is a senior portfolio manager for tax sensitive strategies at Standish, and manages tax-sensitive portfolios for institutional, insurance, mutual fund, and high-net-worth clients. Messrs. Welch and Harvey are also employees of The Dreyfus Corporation.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611, or, if you own Class Z shares, 1-800-645-6561, or by visiting www.dreyfus.com. You may also send your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

Goal and Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by The Dreyfus Corporation.

The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Although the fund seeks to provide income exempt from federal income tax, the fund may invest temporarily in taxable bonds, including when the portfolio managers believe acceptable municipal bonds are not available for investment.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates) and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond's income stream into two parts: a short-term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. Although the fund invests primarily in investment grade bonds, the fund may invest to a limited extent in high yield bonds. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices..

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

In addition to the principal risks described above, the fund is subject to the following additional risks.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.Certain derivatives may cause taxable income.

• Leverage risk. The use of leverage, such as lending portfolio securities, entering into futures contracts, investing in inverse floaters, and engaging in forward commitment transactions, may cause taxable income and may magnify the fund’s gains or losses.

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in the securities of U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $301 billion in 195 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.34% of the fund's average daily net assets. A discussion regarding the basis for the board's approving the fund's management fee is available in the fund's semi-annual report for the six months ended February 28, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

James Welch and Steven Harvey have been the fund’s primary portfolio managers since October 2009 and December 2009, respectively. Mr. Welch is a portfolio manager for Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, where he has been employed since April 2009. Mr. Welch manages a number of national and state specific municipal bond funds managed by Dreyfus, where he has been employed since 2001. Mr. Harvey is a senior portfolio manager for tax sensitive strategies at Standish, and manages tax-sensitive portfolios for institutional, insurance, mutual fund, and high-net-worth clients. Mr. Harvey has been employed by Standish since 2000 and by Dreyfus since April 2009.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Choosing a Share Class

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your financial institution for further information.

This prospectus offers Class A, B, C, I and Z shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A Shares

When you invest in Class A shares,  you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an ongoing shareholder services fee of .25% paid to the fund's distributor for shareholder account service and maintenance.

Since some of your investment  goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

• qualify for a reduced or waived sales charge

If you invest $1 million or more  (and are not eligible to purchase Class I or Class Z shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value
Less than $50,000	4.50	4.71
$50,000 to less than $100,000	4.00	4.17
$100,000 to less than $250,000	3.00	3.09
$250,000 to less than $500,000	2.50	2.56
$500,000 to less than $1,000,000	2.00	2.04
$1,000,000 or more	-0-	-0-

No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase

Sales Charge Reductions and Waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

• Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

• Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

• full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

•  board members of Dreyfus and board members of the Dreyfus Family of Funds

• full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

• “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

• qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

• qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund since on or before February 28, 2006

• investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options

• members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class B Shares

Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.

Class B shares are subject to an annual Rule 12b-1 fee of .50% and an annual shareholder services fee of .25%. Class B shares convert to Class A shares approximately six years after the date they were purchased. Class B shares sold within six years of purchase are subject to the following CDSCs:

Year Since Purchase Payment Was Made	CDSC as a % of Amount Invested or Redemption Proceeds (whichever is less)
First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00

Class C Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class Z Shares

Class Z shares generally are offered only to shareholders of the fund who received Class Z shares of the fund in exchange for their shares of certain other Dreyfus Funds as a result of the reorganization of such funds and to existing shareholders of the fund who have continuously maintained a fund account since the date the fund’s shares were classified as Class Z.

Class Z shares are subject to an annual shareholder services fee of up to .25%..

CDSC Waivers

The fund’s CDSC may be waived in the following cases:

• permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

• redemptions made within one year of death or disability of the shareholder

• redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

• redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

Buying and Selling Shares

Dreyfus generally calculates fund NAVs as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

Electronic Check or Wire. To purchase shares in a regular account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class Z shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class Z shares should call 1-800-645-6561.

Automatically. You may purchase additional shares in a regular account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling or writing a check against shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not honor redemption checks, or process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class Z shares should call 1-800-645-6561.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $5,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $1,000/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class Z shares should call 1-800-645-6561.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends monthly and capital gain distributions annually. Fund dividends and distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates  that virtually all dividends paid to you will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611, or, if you own Class Z shares, 1-800-645-6561.

Dreyfus Automatic Asset Builder®  permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges. Holders of Class Z shares also may request an exchange in writing, by phone or online.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment Privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Checkwriting Privilege

You may write redemption checks against your account for Class A or Class Z shares in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

Dreyfus Express® Voice-Activated Account Access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus Funds, get price and yield information, and much more, by calling 1-800-554-4611, or, if you own Class Z shares, 1-800-645-6561. Certain requests require the services of a representative.

Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Year Ended August 31,
Class A Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.10	13.23	13.50	13.81	13.97
Investment Operations:
Investment income--net[a]	.58	.59	.58	.55	.55
Net realized and unrealized gain (loss) on investments	.71	(.13)	(.27)	(.30)	(.16)
Total from Investment Operations	1.29	.46	.31	.25	.39
Distributions:
Dividends from investment income--net	(.58)	(.59)	(.58)	(.56)	(.55)
Net asset value, end of period	13.81	13.10	13.23	13.50	13.81
Total Return (%)[b]	10.10	3.78	2.35	1.79	2.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97	.99	.98	.99	1.01
Ratio of net expenses to average net assets	.70	.70	.70	.69	.69
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[c]	-	-	-	-
Ratio of net investment income to average net assets	4.37	4.70	4.33	4.05	4.03
Portfolio Turnover Rate	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period ($ x 1,000)	295,189	95,477	81,428	74,676	3,970
[a]Based on average shares outstanding at each month end.
[b]Exclusive of sales charge.
[c]Amount represents less than .01%.

	Year Ended August 31,
Class B Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.11	13.23	13.51	13.81	13.98
Investment Operations:
Investment income--net[a]	.50	.52	.51	.49	.48
Net realized and unrealized gain (loss) on investments	.72	(.11)	(.27)	(.30)	(.16)
Total from Investment Operations	1.22	.41	.24	.19	.32
Distributions:
Dividends from investment income--net	(.52)	(.53)	(.52)	(.49)	(.49)
Net asset value, end of period	13.81	13.11	13.23	13.51	13.81
Total Return (%)[b]	9.48	3.35	1.77	1.36	2.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60	1.61	1.54	1.57	1.56
Ratio of net expenses to average net assets	1.20	1.20	1.20	1.19	1.19
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[c]	-	-	-	-
Ratio of net investment income to average net assets	3.89	4.22	3.84	3.57	3.55
Portfolio Turnover Rate	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period ($ x 1,000)	1,910	1,413	2,385	3,260	600
[a]Based on average shares outstanding at each month end.
[b]Exclusive of sales charge.
[c]Amount represents less than .01%.

Financial Highlights (cont’d)

	Year Ended August 31,
Class C Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.10	13.23	13.50	13.81	13.98
Investment Operations:
Investment income--net[a]	.48	.50	.48	.44	.46
Net realized and unrealized gain (loss) on investments	.71	(.13)	(.27)	(.30)	(.18)
Total from Investment Operations	1.19	.37	.21	.14	.28
Distributions:
Dividends from investment income--net	(.48)	(.50)	(.48)	(.45)	(.45)
Net asset value, end of period	13.81	13.10	13.23	13.50	13.81
Total Return (%)[b]	9.27	3.00	1.59	1.02	2.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72	1.74	1.73	1.74	1.76
Ratio of net expenses to average net assets	1.45	1.45	1.45	1.44	1.44
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[c]	-	-	-	-
Ratio of net investment income to average net assets	3.62	3.93	3.58	3.32	3.29
Portfolio Turnover Rate	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period ($ x 1,000)	25,610	13,220	8,364	7,549	611
[a]Based on average shares outstanding at each month end.
[b]Exclusive of sales charge.
[c]Amount represents less than .01%.

	Year Ended August 31,
Class I Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.10	11.65
Investment Operations:
Investment income--net[b]	.61	.45
Net realized and unrealized gain (loss) on investments	.72	1.45
Total from Investment Operations	1.33	1.90
Distributions:
Dividends from investment income--net	(.62)	(.45)
Net asset value, end of period	13.81	13.10
Total Return (%)	10.35	16.46[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.96[d]
Ratio of net expenses to average net assets	.46	.45[d]
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[e]	-
Ratio of net investment income to average net assets	4.56	4.91[d]
Portfolio Turnover Rate	20.53	31.77
Net Assets, end of period ($ x 1,000)	8,146	86
[a]From December 15, 2008 (commencement of initial offering) to August 31, 2009.
[b]Based on average shares outstanding at each month end.
[c]Not annualized.
[d]Annualized.
[e]Amount represents less than .01%.

Financial Highlights (cont’d)

	Year Ended August 31,
Class Z Shares	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	13.11	13.23	13.51	13.81	13.98
Investment Operations:
Investment income--net[a]	.62	.62	.62	.59	.59
Net realized and unrealized gain (loss) on investments	.70	(.12)	(.28)	(.30)	(.17)
Total from Investment Operations	1.32	.50	.34	.29	.42
Distributions:
Dividends from investment income--net	(.61)	(.62)	(.62)	(.59)	(.59)
Net asset value, end of period	13.82	13.11	13.23	13.51	13.81
Total Return (%)	10.34	4.12	2.53	2.11	3.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74	.77	.76	.76	.77
Ratio of net expenses to average net assets	.48	.45	.45	.44	.44
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[b]	-	-	-	-
Ratio of net investment income to average net assets	4.60	4.97	4.58	4.31	4.30
Portfolio Turnover Rate	20.53	31.77	49.59	43.08	17.59
Net Assets, end of period ($ x 1,000)	246,699	232,390	262,246	268,420	192,404
[a]Based on average shares outstanding at each month end.
[b]Amount represents less than .01%.

NOTES

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For More Information

Dreyfus AMT-Free Municipal Bond Fund

A series of Dreyfus Municipal Funds, Inc.
SEC file number: 811-6377

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-554-4611, or, if you own Class Z shares, 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 0319P0111